DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Interest Rates Associated with Borrowings under Revolving Credit Facility

The following table presents the interest rates associated with borrowings under the revolving credit facility:

Borrowing Type	Interest Rate	Rate Adjustment	Spread	Applicable Spread at December 31, 2025 (1)
Daily Simple SOFR (2)	SOFR	0.1%	1.0% - 1.375%	1.0%
Swing Line	Daily Simple SOFR	0.1%	1.0% - 1.375%	1.0%
Term SOFR	Term SOFR	0.1%	1.0% - 1.375%	1.0%
Base Rate	Federal Funds Effective Rate	0.5%	0% - 0.5%	0%
Base Rate	Term SOFR	1.0%	0% - 0.5%	0%
Base Rate	Prime Rate	0%	0% - 0.5%	0%

(1) The applicable spread is dependent on our ratio of total debt to earnings before interest, taxes, depreciation, and amortization.

(2) Secured Overnight Financing Rate (“SOFR”).